COST OF REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COST OF REVENUES
Raw materials, auxiliary materials, subcontractors (including changes in inventories)	$ 4,607	$ 2,555	$ 2,538
Payroll and related expenses (including share-based payment)	4,884	2,470	1,806
Shipping	1,365	815	443
Depreciation and amortization	777	552	255
Other	690	592	684
Cost of revenues	$ 12,323	$ 6,984	$ 5,726